Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 27, 2012
SunAmerica International Equity Fund (Prospectus Summary) | SunAmerica International Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SunAmerica International Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goal of the SunAmerica International Equity Fund (the
"International Equity Fund" or the "Fund") is capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 18 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-82 of the Fund's statement of additional information.
Class I shares are closed to new purchases.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 262% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	262.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment) do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's principal investment strategy is international investing. The strategy of international investing involves investing in a number of different countries throughout the world, and may incorporate, in any combination, elements of value investing, growth investing and country allocation.

The principal investment technique of the Fund is active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in a number of different countries other than the United States and selected without regard to market capitalization. When deemed appropriate by the adviser, the Fund may engage in active trading when it frequently trades in portfolio securities to achieve its investment goal. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in equity securities. The Fund's investments may include investments in securities of emerging market countries. However, investments in emerging market countries will not exceed 30% of the Fund's net assets. Equity securities and other securities with equity characteristics in which the Fund may invest may include, without limitation, common stock, preferred stock, convertible securities, depository receipts, rights and warrants, although the Fund anticipates investing primarily in common stocks.
The Fund is not limited in the amount it invests in any one country. The Fund's subadviser, PineBridge Investments LLC ("PineBridge Investments"), will seek to select a wide range of industries and companies.

The principal investment strategy and principal investment techniques of the
Fund may be changed without shareholder approval. You will receive at least 60 days' notice of any change to the 80% investment policy set forth above.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the
Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions - for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen. In addition, individual securities selected for the Fund may underperform the market generally.

International Investing. When investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. Also, while the Fund seeks to invest in a wide range of countries, volatility in a single country or region in which the Fund invests a significant portion of its assets may affect performance. In addition, the markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets.

Small and Mid Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the
MSCI ACWI ex-U.S. Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the MSCI ACWI ex-U.S. Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	INTERNATIONAL EQUITY FUND (Class A)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 10-year period shown in the Bar Chart, the
highest return for a quarter was 26.57% (quarter
ended June 30, 2009) and the  lowest return for a
quarter was -26.18% (quarter ended December 31,
2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2011)
SunAmerica International Equity Fund (Prospectus Summary) | SunAmerica International Equity Fund | MSCI All Country World (ACWI) ex-U.S. Index (Gross)
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World (ACWI) ex-U.S. Index (Gross)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.48%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.76%
SunAmerica International Equity Fund (Prospectus Summary) | SunAmerica International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	ck0000799084_RecoupmentOverAssets	0.0185
Fee Waivers and/or Expense Reimbursement/(Recoupment)	ck0000799084_FeeWaiverOrReimbursementAndRecoupmentsOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.85%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	752
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,123
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,518
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,619
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	752
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,123
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,518
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,619
Annual Return 2002	rr_AnnualReturn2002	(18.08%)
Annual Return 2003	rr_AnnualReturn2003	37.19%
Annual Return 2004	rr_AnnualReturn2004	15.60%
Annual Return 2005	rr_AnnualReturn2005	19.69%
Annual Return 2006	rr_AnnualReturn2006	21.91%
Annual Return 2007	rr_AnnualReturn2007	15.07%
Annual Return 2008	rr_AnnualReturn2008	(49.27%)
Annual Return 2009	rr_AnnualReturn2009	36.67%
Annual Return 2010	rr_AnnualReturn2010	4.46%
Annual Return 2011	rr_AnnualReturn2011	(16.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.18%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.10%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.20%
SunAmerica International Equity Fund (Prospectus Summary) | SunAmerica International Equity Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (Class A)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.39%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.07%
SunAmerica International Equity Fund (Prospectus Summary) | SunAmerica International Equity Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.52%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.04%
SunAmerica International Equity Fund (Prospectus Summary) | SunAmerica International Equity Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	ck0000799084_RecoupmentOverAssets	0.0263
Fee Waivers and/or Expense Reimbursement/(Recoupment)	ck0000799084_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0007	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.56%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	659
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,096
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,560
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,722
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	259
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	796
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,360
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,722
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.94%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.28%
SunAmerica International Equity Fund (Prospectus Summary) | SunAmerica International Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	ck0000799084_RecoupmentOverAssets	0.0256
Fee Waivers and/or Expense Reimbursement/(Recoupment)	ck0000799084_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0000	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.56%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	359
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,360
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,895
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	259
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	796
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,360
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,895
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.62%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.12%
SunAmerica International Equity Fund (Prospectus Summary) | SunAmerica International Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	ck0000799084_RecoupmentOverAssets	0.0172
Fee Waivers and/or Expense Reimbursement/(Recoupment)	ck0000799084_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.0009)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.81%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	184
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.53%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.93%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.90%

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 17-18 of the Prospectus for more information about the CDSCs.
[2]	Any waivers or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 2 above.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.90%, 2.55%, 2.55% and 1.80% for Class A, Class B, Class C and Class I shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[4]	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment) do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses. The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment) shown in the table above for the Class B, Class C and Class I shares exceed the contractual expense limitations shown in footnote 2 because they include Acquired Fund Fees and Expenses, whereas the contractual expense limitations are based on operating expenses and do not include Acquired Fund Fees and Expenses.
[5]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.